Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 76,280	$ 25,130	$ 8,660	$ 1,520	$ 111,590
TÜRKIYE | Federal Government of the Republic of Turkey [Member]
Total	44,140	24,790	8,520		77,450
TÜRKIYE | Menderes Municipal [Member]
Total	20	210			230
TÜRKIYE | Ulubey Municipality [Member]
Total	70				70
TÜRKIYE | Sivasli Municipality [Member]
Total	10				10
CANADA | Government of Quebec [Member]
Total	30,840				30,840
CANADA | Municipality of Val-d'Or [Member]
Total	540				540
GREECE | Federal Government of Greece [Member]
Total	$ 660	$ 130			790
GREECE | Municipality of Aristoteles [Member]
Total				$ 1,520	1,520
ROMANIA | Certej Municipal Government [Member]
Total			$ 140		$ 140